Income Tax (Income)/ Expense	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
INCOME TAX (INCOME)/ EXPENSE
15.	INCOME TAX (INCOME)/ EXPENSE

	Year ended December 31,
	2021	2020	2019
PRC enterprises income tax:
Current tax	5,495	47,916	256,808
Deferred tax	17,463,604	(1,614,740)	185,787
	17,469,099	(1,556,824)	442,595

Hongri Fujian, Anhui Kai Xin, Kim Hyun Tianjin, Jin Xuan Luxury Tourism, Flower Crown China and Heyang Travel are located in PRC and subject to the applicable enterprise income tax rate of 25%. As of December 31, 2021, 2020, and 2019, the Company had no unrecognized tax benefits.

France Cock, Vast Billion and Flower Crown HK were incorporated in Hong Kong and subject to Hong Kong profits tax at a tax rate of 16.5%. No provision for Hong Kong profits tax has been made as France Cock and Vast Billion has no taxable income during the reporting period.

Hongri International Holding Limited and Roller Rome were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.

Flower Crown Holding was incorporated in the Cayman Islands, and, under the current laws of the Cayman Islands, is not subject to income taxes.

The tax charge for the Company can be divided into non-PRC entities and PRC entities. As for the non-PRC entities, all the entities are expense center and not subject to any tax and also no deferred tax assets are considered. The loss for the non-PRC for the year ended December 31, 2021 is $4,639,158. The tax charge for PRC entities for the year can be reconciled to the profit per the consolidated statements of comprehensive income as follows:

	Year ended December 31,
	2021	2020	2019
(Loss)/profit before tax in PRC	(15,107,226)	(7,224,241)	338,185
Tax calculated at domestic tax rates applicable to profits in PRC (2021, 2020, and 2019: 25%)	(3,776,807)	(1,806,060)	84,546
Valuation allowance on deferred tax assets	21,245,906	249,236	358,049
Tax charge for the year	17,469,099	(1,556,824)	442,595

The following is the analysis of the deferred tax balances for financial reporting purposes:

	2021		2020		2019
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	63,509,644	16,960,839	59,616,758	14,330,463	60,645,730	14,688,829
Bad Debt provisions charged to profit or loss	6,064,120	1,516,030	(2,334,410)	583,603	(1,028,972)	257,243
Inventory provision charged to profit or loss	1,283	321	-	-	-	-
Impairment charged to profit or loss	2,944,979	736,245	-	-	-	-
Tax loss carried forward	6,102,339	1,529,706	6,227,296	1,556,824	-	-
Allowance		(21,245,906)	-	-	-	-
Effect of translation	-	502,765	-	489,949	-	(615,609)
End of the year	78,622,365	-	63,509,644	16,960,839	59,616,758	14,330,463